Exhibit 99.05

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
OBX2021J20065	220_44_954	954	Credit		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		(2021-04-07) Rate Lock Agreement is now Present (2021-04-07) Rate Lock Agreement was submitted. Condition cleared.	Summary: UW guides maximum DTI of 43.00%, loan qualified with DTI of 37.15%. ; Summary: Primary borrower has 16.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2021J20065	220_44_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score not used for secondary valuation, No CDA in File, AVM not required, Field Review not required		(2021-04-06) CDA value supports OA value. Condition cleared.	Summary: UW guides maximum DTI of 43.00%, loan qualified with DTI of 37.15%. ; Summary: Primary borrower has 16.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2021J20065	220_44_-96585	-96585	Compliance		High-Cost Mortgage Date the Rate Was Set Validation Test	This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.		(2021-04-07) Rate Lock Agreement was provided. Condition cleared.	Summary: UW guides maximum DTI of 43.00%, loan qualified with DTI of 37.15%. ; Summary: Primary borrower has 16.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2021J20065	220_44_-96654	-96654	Compliance		Higher-Priced Mortgage Loan Date the Rate Was Set Validation Test	This loan failed the date the rate was set validation test. ( 12 CFR §226.35(a)(1) as enacted in 2008 and amended in 2013 )This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.		(2021-04-07) Rate Lock Agreement was provided. Condition cleared.	Summary: UW guides maximum DTI of 43.00%, loan qualified with DTI of 37.15%. ; Summary: Primary borrower has 16.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2021J20065	220_44_16304	16304	Compliance		Loan Estimate disclosure is missing or incomplete |SFA 3.0	Loan Estimate disclosure is missing or incomplete Missing Page one of Initial LE.		(2021-04-07) Received copy of complete Loan Estimate (2021-04-07) Complete copy of Loan Estimate was submitted. Condition cleared. (2021-04-02) Missing Page one of Initial LE.	Summary: UW guides maximum DTI of 43.00%, loan qualified with DTI of 37.15%. ; Summary: Primary borrower has 16.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2021J20065	220_44_1392	1392	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Missing This breach finding is non-material and will be rated a B grade.		(2021-04-02) This breach finding is non-material and will be rated a B grade.	Summary: UW guides maximum DTI of 43.00%, loan qualified with DTI of 37.15%. ; Summary: Primary borrower has 16.00 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes
OBX2021J20065	220_44_2337	2337	Compliance		RESPA: Toolkit Missing or Incomplete	RESPA: Required Evidence of Toolkit Missing This breach finding is non-material and will be rated a B grade.		(2021-04-02) This breach finding is non-material and will be rated a B grade.	Summary: UW guides maximum DTI of 43.00%, loan qualified with DTI of 37.15%. ; Summary: Primary borrower has 16.00 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes
OBX2021J20194	220_136_11292	11292	Credit		HMDA Data Discrepancy - Total Loan Costs	A HMDA Data Tape Discrepancy has been identified for Total Loan Costs. Audit $X,XXX.XX vs Data Tape $X,XXX.XX.		(2021-05-06) Lender agrees with audit value. Condition cleared.	Summary: Primary borrower has 10.80 years in field. ; Summary: UW Guides require 15.00 months reserves, loan qualified with 67.42 months reserves. ; Summary: UW guides maximum DTI of 43.00%, loan qualified with DTI of 20.41%. ; Summary: CLTV is considerably lower than the guideline maximum. Calculated CLTV is: 70.00 and the guideline is: 80.00. ; Summary: FICO is higher than guidelines. FICO is: 794 and the guideline is:700.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2021J20194	220_136_2337	2337	Compliance		RESPA: Toolkit Missing or Incomplete	RESPA: Required Evidence of Toolkit Missing. The exception status is currently Acknowledged by Client. This breach finding is non-material and will be rated a B grade.		(2021-04-20) This breach finding is non-material and will be rated a B grade.	Summary: Primary borrower has 10.80 years in field. ; Summary: UW Guides require 15.00 months reserves, loan qualified with 67.42 months reserves. ; Summary: UW guides maximum DTI of 43.00%, loan qualified with DTI of 20.41%. ; Summary: CLTV is considerably lower than the guideline maximum. Calculated CLTV is: 70.00 and the guideline is: 80.00. ; Summary: FICO is higher than guidelines. FICO is: 794 and the guideline is:700.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes